Preferred shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Preferred shares

14. Preferred shares

Prior to the Reverse Recapitalization, CCT was authorized to issue ordinary shares and preferred shares. Series A, Series B, Series C, Series D1, Series D2, Series D3 and Series Pre-A convertible redeemable preferred shares held by Ruiyuan Technology Holdings Limited (“Ruiyuan”) after its re-designation are collectively referred to as the “Preferred Shares”. Series Seed preferred shares, Series Pre-A preferred shares held by Cicw Holdings Limited (“Cicw Holdings”), and Series Pre-A preferred shares held by Ruiyuan prior to its re-designation are without redemption right, conversion right and liquidation right, hence together referred as “Ordinary Shares”, in substance.

The following table summarizes the issuances of Preferred Shares by CCT:

	As of December 31, 2022
	Shares Authorized*	Shares Issued and Outstanding	Issue Price per Share	Redemption Value	Liquidation Value
				US$	US$
Series Pre-A	4,429,111	4,429,111	RMB 5.45	19,752	19,965
Series A	9,181,406	9,181,406	RMB 5.45	40,853	40,886
Series B	8,033,732	8,033,732	RMB 21.78	49,709	52,721
Series C	1,955,000	1,955,000	US$ 8.58	17,616	19,916
Series D1	399,496	399,496	US$ 8.85	3,653	4,071
Series D2	765,057	765,057	US$ 8.85	6,996	7,795
Series D3	10,426,666	10,426,666	US$ 8.85	94,523	106,238
	35,190,468	35,190,468		233,102	251,592

*	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Series Pre-A financing

In July 2015, Beijing Cheche issued 146,903 shares to Shenzhen Ruiyuan Investment Enterprise, LLP (“Shenzhen Ruiyuan”) for the consideration of RMB30.0 million. Since then, after a series of transactions among investors of Beijing Cheche, Shenzhen Ruiyuan held 108,891 shares, immediately before the Reorganization.

January 2019, in connection with the Reorganization, CCT issued 5,444,575 ordinary shares to Ruiyuan, designated by Shenzhen Ruiyuan.

In October 2019, 1,015,462 of ordinary shares were transferred from Ruiyuan to Cicw Holdings for the consideration of RMB6.0 million. In June 2021, 4,429,111 of ordinary shares held by Ruiyuan were re-designated into Series Pre-A preferred shares, for nil consideration.

Series A financing

In July 2016, Beijing Cheche issued 91,814 and 91,814 shares to Beijing Zhongyun Ronghui Investment Center, LLP (“Zhongyun Ronghui”) and Hangzhou Shunying Equity Investment Enterprise, LLP (“Hangzhou Shunying”) for the consideration of RMB25.0 million and RMB25.0 million, respectively.

On November 22, 2018, CCT entered into Preferred Share and Warrant Purchase Agreement with Zhongyun Ronghui and Hangzhou Shunying. CCT issued warrants to Zhongyun Ronghui and Hangzhou Shunying in connection with the Reorganization, which entitled them to purchase 4,590,703 and 4,590,703 shares of Series A convertible redeemable preferred shares, respectively. The warrants were exercised on May 23, 2019.

On May 23, 2019, CCT issued 4,590,703 and 4,590,703 Series A preferred shares to Zhongyun Ronghui and Ningbo Shiwei Enterprise Management Partnership (L.P.) (“Ningbo Shiwei”) (designated by Hangzhou Shunying) for the consideration of US$ equivalent of RMB0.4 million and RMB0.4 million, respectively.

14. Preferred shares (Continued)

Series B financing

In August 2017, Beijing Cheche issued 6,886, 6,886, 55,088 and 91,814 shares to Zhongyun Ronghui, Hangzhou Shunying, Huzhou Zhongze Jiameng Equity Investment Enterprise, LLP (“Huzhou Zhongze”) and Zhuhai Hengqin Huarong Zhifu Investment Management Co., Ltd. (“Zhuhai Hengqin”) for the consideration of RMB7.5 million, RMB7.5 million, RMB60.0 million and RMB100.0 million, respectively.

On November 22, 2018, CCT entered into Preferred Share and Warrant Purchase Agreement with Zhongyun Ronghui and Hangzhou Shunying. CCT issued warrants to Zhongyun Ronghui and Hangzhou Shunying in connection with the Reorganization, which entitled them to purchase 344,303 and 344,303 shares of Series B convertible redeemable preferred shares, respectively. The warrants were exercised on May 23, 2019.

In January 2019, in connection with the Reorganization, CCT issued 2,754,422 and 4,590,704 Series B preferred shares to Eagle Rover Ltd. (“Huzhou Zhongze BVI”), and Lian Jia Enterprise Limited (“Zhuhai Hengqin BVI”), designated by Huzhou Zhongze and Zhuhai Hengqin, respectively.

On May 23, 2019, CCT issued 344,303 and 344,303 Series B preferred shares to Zhongyun Ronghui and Ningbo Shiwei (designated by Hangzhou Shunying) for the consideration of US$ equivalent of RMB0.1 million and RMB0.1 million, respectively.

Series C financing

January 2019, CCT issued 1,877,135 Series C preferred shares to White Elephant for the consideration of US$17.4 million. In October 2019, CCT issued an additional 150,171 Series C preferred shares to White Elephant at par value which was accounted for as deemed dividend from CCT to White Elephant.

In April 2021, CCT issued 1,955,000 Series C preferred shares to Yonghe CT Limited for the consideration of US$15.0 million. In February 2022, Yonghe CT Limited transferred its 782,000 Series C preferred shares to Yonghe CarTech Limited with no consideration.

In January 2022, CCT received a notice of redemption request letter (the “Letter”) from White Elephant, as the Group failed to consummate a QIPO (defined as (i) a public offering of ordinary shares of CCT with an implied valuation of US$800,000,000 or more on the first day of listing the shares of CCT and the public offering of ordinary shares accounting for at least 10% of all the ordinary shares on a fully diluted and as-converted basis on the Stock Exchange of Hong Kong Limited or NASDAQ or a securities exchange or inter-dealer quotation system recognized by the right holder investors otherwise; or (ii) any public offering agreed by the holders of at least 2/3 of the then issued and outstanding preferred shares; or (iii) any SPAC transaction agreed by the holders of at least 2/3 of the then issued and outstanding preferred shares) by January 18, 2022, defined as a redemption event under an Amended and Restated Memorandum and Articles of Association of CCT dated July 26, 2021. In November 2022, in connection with an Amended and Restated Memorandum and Articles of Association of CCT dated November 3, 2022 (the “Existing M&A”) Article 19(a)(i), which changed the Redemption Event (i) as “CCT fails to consummate a QIPO by January 18, 2024” and the Letter, the Group and White Elephant agreed and entered into a Share Repurchase Agreement, whereby CCT repurchased its 27,600,750 Series C preferred shares from White Elephant for a consideration of US$19.7 million. The agreed redemption amount paid for Series C preferred shares to White Elephant was lower than its carrying amount of the Series C preferred shares accreted up to the redemption amount as of redemption date in November 2022 in accordance with the original contractual terms. The repurchase of this Series C preferred shares from White Elephant was completed in November 2022.

14. Preferred shares (Continued)

Series D1 financing

In June 2021, CCT issued 399,496 Series D1 preferred shares to United Gemini Holdings Limited for the consideration of RMB20.0 million.

Series D2 financing

In June 2021, CCT issued 651,667 and 113,390 Series D2 preferred shares to Yonghe CT Limited and Yonghe SI Limited for the consideration of US$5.0 million and US$0.9 million, respectively. In February 2022, Yonghe CT Limited transferred its 260,667 shares to Yonghe CarTech Limited with no consideration.

Series D3 financing

In July 2021, CCT issued 8,341,333 and 2,085,333 Series D3 preferred shares to Image Digital Investment (HK) Limited and TPP Fund II Holding F Limited for the consideration of US$64.0 million and US$16.0 million, respectively.

The key terms of the Preferred Shares are as follows:

Conversion right

Each of Preferred Shares shall automatically be converted into ordinary shares at the then effective conversion price upon the closing of a QIPO. If the offering does not constitute a QIPO, it is at the option of holders of Preferred Shares to convert. No fractional ordinary share shall be issued upon conversion of the Preferred Shares. In lieu of any fractional ordinary shares to which the holder would otherwise be entitled, CCT shall pay cash equal to such fraction multiplied by the then effective conversion price for any such series of Preferred Shares.

The conversion ratio for each of Preferred Share shall be determined by dividing the issue price by the then conversion price, in effect at the time of the conversion. The conversion price shall initially be equal to the issue price per ordinary share. No adjustment in the conversion price for any series of Preferred Shares shall be made in respect of the issuance of additional ordinary shares unless below conditions are met: 1) the consideration per share for an additional ordinary share issued or deemed to be issued by CCT is less than the conversion price for such series in effect on the date of and immediately prior to such issuance; 2) the original issue price of each of the Series C, Series D1, Series D2 and Series D3 preferred shares is higher than seventy-five percent of the QIPO offering price.

14. Preferred shares (Continued)

Redemption right

The Preferred Shares holders shall have redemption rights upon the occurrence of any of the following events: (i) CCT fails to complete QIPO by January 18, 2022 (the “QIPO date”); (ii) Share Purchase Agreement, Shareholders Agreement and the Memorandum and Articles of Association (“Transaction Document”) fails to obtain necessary corporate proceedings and authorization from the Group Companies, the Founder and the Founder’s Holdco.; (iii) there is a material breach by any Group Companies, the Founder and the Founder’s Holdco of any of its, his or her, warranties, covenants, obligations under any Transaction Document , or (iv) there is a material breach by any Group Companies, the Founder and the Founder’s Holdco of any applicable Laws, which results in a cessation of CCT’s main business for a period of no less than three months; (v) any Group Company’s improper operation of its business and/or illegal activities, any of which have resulted in substantial losses to any Group Company; (vi) Any of Contractual arrangements with VIE has been terminated, declared void or invalid or otherwise incapable of enabling CCT to consolidate the Domestic Company’s financial results pursuant to the International Financial Reporting Standards or the United States’ generally accepted accounting principles; (vii) the Founder having been convicted of a criminal offence; (viii) the Group Companies’ engagement in the business other than the current business (each a “Redemption Event”); then each of Preferred Shares shall be redeemable upon the request of any preferred shareholder.

Under the Amended and Restated Memorandum and Articles of Association of CCT dated November 3, 2022, the Preferred Shareholders agreed to change the QIPO date as part of the Redemption Event (i) to January 18, 2024. On February 23, 2023, the Preferred Shareholders further agreed to amend the QIPO date to January 18, 2025. On the same date, the Group entered into share transfer agreements with the existing Preferred Shareholders and transferred 559,868, 606,524, 606,524, 1,119,736, 1,866,227, 1,522,101, 1,014,735, 388,793, 110,352, 8,117,877 and 2,029,469 ordinary shares of CCT at par value to these existing preferred shareholders before the QIPO including Ruiyuan, Zhongyun Ronghui, Ningbo Shiwei, Huzhou Zhongze BVI, Zhuhai Hengqin BVI, Yonghe CT Limited, Yonghe CarTech Limited, United Gemini Holdings Limited, Yonghe SI Limited, Image Digital Investment (HK) Limited and TPP Fund II Holding F Limited, respectively in connection with the modification of the QIPO date relating to the preferred shares.

The Preferred Shares’ redemption price shall be equal to the greater of (i) the original investment amount of the capital contribution, plus an amount accruing thereon daily at a compound interest rate of ten percent (10%) per annum of the capital contribution from issue date plus any declared but unpaid dividends; or (ii) the original investment amount of the capital contribution, plus the aggregate net profits of the Group incurred from issue date to the redemption date multiplied by average amount of the percentage of the shares held by such investor in CCT from issue date to the redemption date; or (iii) the fair market value of the capital contribution to be redeemed determined by a third party valuer.

Dividend right

No dividends or other distributions shall be made or declared, whether in cash, in property, or in any other shares of the Group, unless and until dividends have been paid in full on the Preferred Shares.

Liquidation right

After setting aside or paying in full of the Series D3 preference amount, the Series D2 preference amount, the Series D1 preference amount, the Series C preference amount, the Series B preference amount, the Series A preference amount and the Series Pre-A preference amount, the remaining assets of the Group available for distribution to members, if any, shall be distributed to the holders of the Preferred Shares and Ordinary Shares on a pro rata basis, based on the number of ordinary shares then held by each holder on an as-converted basis.

Voting right

Each of Preferred Shares confers the right to receive notice of, attend and vote at any general meeting of members.

14. Preferred shares (Continued)

Accounting of Preferred Shares

The Group has classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets as they were redeemable at the options of the holders any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation event outside of CCT’s control. The conversion feature as mentioned above, are initially measured at its fair value, respectively, and the initial carrying value for the Preferred Shares are allocated on a residual basis, net of issuance costs.

Since the Preferred Shares become redeemable at the option of the holder at any time after a specified date, for each reporting period, CCT recorded accretions on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates as set forth in the original issuance. While all Preferred Shares are automatically converted upon a QIPO, the effectiveness of a QIPO is not within the control of CCT and is not deemed probable to occur for accounting purposes until the effective date of the QIPO. As such, CCT continued to recognize accretion of the Preferred Shares during the years ended December 31, 2021, 2022 and the period from January 1, 2023 to September 14, 2023 (the Closing Date of the Business Combination). The accretion of Preferred Shares was negative RMB101.5 million, RMB188.3 million and RMB762.2 million for the years ended December 31, 2021, 2022 and the period from January 1, 2023 to September 14, 2023.

In addition, the Group records accretions on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. The accretions are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares is recognized at the respective fair value at the date of issuance net of issuance costs.

The deemed liquidation preference provisions of the Preferred Shares were considered contingent redemption provisions that were not solely within the CCT’s control. As such, prior to the Reverse Recapitalization, the associated balances were presented outside of permanent equity in the mezzanine section of the consolidated balance sheets. As part of the Reverse Recapitalization transaction, as described within Note 3, the Preferred Shares was converted into a certain number of ordinary shares of CCT based on the CCT’s then effective memorandum and articles of association, and then CCT converted the ordinary shares converted from preferred shares into a certain number of the Company’s Class A ordinary shares. The Company had no outstanding Preferred Shares as of December 31, 2023.

Accounting of Re-designation from ordinary shares to preferred shares

The Group considered that re-designation from ordinary shares to preferred shares mentioned above were, in substance, the same as a contribution from ordinary shareholders followed by a cancellation of those ordinary shares and simultaneously an issuance of the preferred shares for no consideration. Therefore, the Group recorded the par value of those ordinary shares cancelled into additional paid-in capital, and recorded the fair value of the preferred shares as deemed distribution to preferred shareholders, against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital or by increasing the accumulated deficit once additional paid-in capital has been exhausted.

14. Preferred shares (Continued)

The Group’s preferred shares activities for the years ended December 31, 2023, 2024, respectively, are summarized below:

	Balance as of January 1, 2022	Accretions to Preferred Shares redemption value	Redemption of Preferred Shares	Balance as of December 31, 2022

Series Pre-A Preferred shares
Number of shares	4,429,111	-	-	4,429,111
Amount	121,121	30,182	-	151,303
Series A Preferred shares
Number of shares	9,181,406	-	-	9,181,406
Amount	270,877	62,920	-	333,797
Series B Preferred shares
Number of shares	8,033,732	-	-	8,033,732
Amount	275,750	44,286	-	320,036
Series C Preferred shares
Number of shares	3,982,306	-	(2,027,306)	1,955,000
Amount	259,024	(11,139)	(132,529)	115,356
Series D1 Preferred shares
Number of shares	399,496	-	-	399,496
Amount	20,452	2,187	-	22,639
Series D2 Preferred shares
Number of shares	765,057	-	-	765,057
Amount	34,992	4,152	-	39,144
Series D3 Preferred shares
Number of shares	10,426,666	-	-	10,426,666
Amount	520,923	55,683	-	576,606
Total Number of shares*	37,217,774	-	(2,027,306)	35,190,468
Total amount	1,503,139	188,271	(132,529)	1,558,881

*	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

14. Preferred shares (Continued)

	Balance as of January 1, 2023	Accretions to Preferred Shares redemption value	Transfer Preferred Shares to Ordinary shareholders	Balance as of December 31, 2023
Series Pre-A Preferred shares
Number of shares	4,429,111	-	(4,429,111)	-
Amount	151,303	149,858	(301,161)	-
Series A Preferred shares
Number of shares	9,181,406	-	(9,181,406)	-
Amount	333,797	311,290	(645,087)	-
Series B Preferred shares
Number of shares	8,033,732	-	(8,033,732)	-
Amount	320,036	239,317	(559,353)	-
Series C Preferred shares
Number of shares	1,955,000	-	(1,955,000)	-
Amount	115,356	9,144	(124,500)	-
Series D1 Preferred shares
Number of shares	399,496	-	(399,496)	-
Amount	22,639	1,853	(24,492)	-
Series D2 Preferred shares
Number of shares	765,057	-	(765,057)	-
Amount	39,144	3,519	(42,663)	-
Series D3 Preferred shares
Number of shares	10,426,666	-	(10,426,666)	-
Amount	576,606	47,188	(623,794)	-
Total Number of shares	35,190,468	-	(35,190,468)	-
Total amount	1,558,881	762,169	(2,321,050)	-